Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Carrying Values And Estimated Fair Values

	August 31, 2018		August 31, 2017
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
	$	$	$	$
Assets
Investment in publicly traded company(1)	615	298	897	1,109
Liabilities
Long-term debt(2)	4,311	4,788	4,300	4,901

(1)	Level 1 fair value – determined by quoted market prices.
(2)	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.

Undiscounted Contractual Maturities

	Short-term borrowings	Accounts payable and accrued liabilities(1)	Long-term debt repayable at maturity	Interest payments
	$	$	$	$
Within one year	40	971	1	241
1 to 3 years	–	–	2,052	322
3 to 5 years	–	–	2	266
Over 5 years	–	–	2,295	1,636
	40	971	4,350	2,465

(1)	Includes accrued interest and dividends of $227.